Schedule I - Condensed Financial Information of the Company - Condensed Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net profit/(loss)	¥ 4,041	$ 578	¥ (649)	¥ 70,188
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange loss	927	133	684	436
Share of income of subsidiaries and VIEs	40	6	(1,535)	(417)
Expected credit loss expenses	5,089	728	682	1,567
Increase/(decrease) in other payables and accrued expenses	0	0	0	(825)
Decrease in contract liabilities	0	0	(2,728)	(1,306)
Decrease in prepaid expense and other receivables	10,002	1,430	(13,070)	(21,815)
Net cash provided by/(used in) operating activities	17,875	2,555	(18,926)	137,351
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	(11,922)	(1,705)	(3,242)	(61,023)
Cash flows from financing activities:
Proceeds from exercise of options	279	40	0	560
Repurchase of Class A common shares	0	0	77	13,392
Net cash provided by/(used in) financing activities	4,118	588	23,212	(133,555)
Effect of exchange rate changes on cash and cash equivalents	(3,057)	(434)	2,152	2,914
Net (decrease)/increase in cash and cash equivalents and restricted cash	7,014	1,004	3,196	(54,313)
Total cash and cash equivalents and restricted cash at beginning of year	324,968	46,470	321,772	376,085
Total cash and cash equivalents and restricted cash at end of year	331,982	47,474	324,968	321,772
Parent Company [Member]
Cash flows from operating activities:
Net profit/(loss)	4,041	578	(649)	70,188
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange loss	0		0	1
Share of income of subsidiaries and VIEs	(11,082)	(1,585)	(5,205)	(74,541)
Expected credit loss expenses	(622)	(89)	(1)	3
Changes in operating assets and liabilities:	(7,663)	(1,096)	(5,855)	(4,349)
Increase/(decrease) in other payables and accrued expenses	1,294	185	(3)	4
Decrease in contract liabilities	0	0	(1,783)	(1,549)
Decrease in prepaid expense and other receivables	183	26	7,817	8,754
(Increase)/decrease in amount due from related parties	0		(3)	43
Net cash provided by/(used in) operating activities	(6,186)	(885)	173	2,903
Cash flows from investing activities:
Payments of inter-company balances	0	0	(14,539)	(6)
Repayment of loans to subsidiaries	5,033	720	0	0
Net cash provided by/(used in) investing activities	5,033	720	(14,539)	(6)
Cash flows from financing activities:
Proceeds from exercise of options	279	40	0	560
Repurchase of Class A common shares	0	0	(77)	(13,392)
Proceeds from inter-company balances	0	0	10,614	9,461
Net cash provided by/(used in) financing activities	279	40	10,537	(3,371)
Effect of exchange rate changes on cash and cash equivalents	(110)	(16)	96	158
Net (decrease)/increase in cash and cash equivalents and restricted cash	(984)	(141)	(3,733)	(316)
Total cash and cash equivalents and restricted cash at beginning of year	1,564	224	5,297	5,613
Total cash and cash equivalents and restricted cash at end of year	¥ 580	$ 83	¥ 1,564	¥ 5,297